Equity-Based Compensation (Disclosure of Share-Based Compensation Arrangements by Share-Based Payment Award) (Detail) (USD $)	12 Months Ended
	Dec. 31, 2013		Dec. 31, 2012		Dec. 31, 2011
Performance Phantom Units [Member]
Units
Outstanding, beginning balance units	11,090		27,210		67,350
Granted units	11,450		11,740	[1]	10,580
Vested units	(3,800)	[2]	(20,100)		(50,720)
Forfeited units	(4,990)		(7,760)		0
Outstanding ending balance units	13,750		11,090		27,210
Expected to vest units	12,960	[3]
Grant Date Weighted- Average Price per Unit
Outstanding, Beginning Balance (dollars per share)	$ 39.24		$ 35.69		$ 15.42
Granted (dollars per share)	$ 40.88		$ 39.31	[1]	$ 41.80
Vested (dollars per share)	$ 40.75	[2]	$ 34.57		$ 10.05
Forfeited (dollars per share)	$ 38.77		$ 38.97		$ 0.00
Outstanding, Ending Balance (dollars per share)	$ 40.36		$ 39.24		$ 35.69
Expected to vest grant date weighted average price per unit	$ 40.38	[3]
Measurement date price per unit, period end	$ 50.33
Measurement date price per unit, expected to vest	$ 50.33	[3]
Phantom Units [Member]
Units
Outstanding, beginning balance units	0		0		0
Granted units	4,400		4,000		4,000
Vested units	(4,400)		(4,000)		(4,000)
Outstanding ending balance units	0		0		0
Grant Date Weighted- Average Price per Unit
Outstanding, Beginning Balance (dollars per share)	$ 0.00		$ 0.00		$ 0.00
Granted (dollars per share)	$ 46.39		$ 48.03		$ 41.80
Vested (dollars per share)	$ 46.39		$ 48.03		$ 41.80
Outstanding, Ending Balance (dollars per share)	$ 0.00		$ 0.00		$ 0.00
Measurement date price per unit, period end	$ 0
Restricted Phantom Units [Member]
Units
Outstanding, beginning balance units	4,250		19,330		67,350
Granted units	11,590		11,740	[1]	10,580
Vested units	(1,950)		(19,060)		(58,600)
Forfeited units	0		(7,760)		0
Outstanding ending balance units	13,890		4,250		19,330
Expected to vest units	13,351
Grant Date Weighted- Average Price per Unit
Outstanding, Beginning Balance (dollars per share)	$ 39.63		$ 37.27		$ 15.42
Granted (dollars per share)	$ 41.94		$ 39.31	[1]	$ 41.80
Vested (dollars per share)	$ 41.80		$ 37.31		$ 12.97
Forfeited (dollars per share)	$ 0.00		$ 43.27		$ 0.00
Outstanding, Ending Balance (dollars per share)	$ 41.25		$ 39.63		$ 37.27
Expected to vest grant date weighted average price per unit	$ 41.38
Measurement date price per unit, period end	$ 50.33
Measurement date price per unit, expected to vest	$ 50.30

[1]	Includes the impact of conversion of the underlying securities, in connection with Phillip 66's separation from ConocoPhillips, granted under the 2012 LTIP.
[2]	The units vested at 150%.
[3]	Based on our December 31, 2013 estimated achievement of specified performance targets, the performance estimate for units granted in both 2013 and 2012 is 100%. The estimated forfeiture rate for units granted in both 2013 and 2012 is 10%.